Exploration and evaluation expenditure (Tables)	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Expenditure [Abstract]
Summary of exploration and evaluation expenditure	The charge for the year and the net amount of intangible assets capitalised during the year are as follows:

	2022 US$m	2021 US$m	2020 US$m
Expenditure in the year (inclusive of cash proceeds of US$1 million (2021: US$7 million; 2020: US$1 million) on disposal of undeveloped projects)	(1,097)	(852)	(711)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	(6)	23	—
Amount capitalised during the year	207	110	87
Exploration and evaluation expenditure (net of profit relating to interests in undeveloped projects) per income statement	(896)	(719)	(624)